UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

BlackRock Municipal 2018 Term Trust (BPK)
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.0%
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,000	$984,030
Huntsville Health Care Authority Alabama, Refunding RB, Series A, 5.63%, 6/01/22	5,845	5,995,041

		6,979,071

Arizona — 2.6%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,128,703
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	994,280

		6,122,983

California — 10.5%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	1,430	1,408,650
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 5.13%, 11/01/23	6,500	6,471,400
California Pollution Control Financing Authority, Refunding RB, Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23	4,055	4,100,092
City of Lincoln California, Special Tax Bonds, Community Facilities District No. 2003-1, 5.90%, 9/01/13 (a)	1,100	1,281,742
Clovis Unified School District California, GO, CAB, Election 2004, Series A (NPFGC), 5.13%, 8/01/21 (b)(c)	5,425	3,536,991
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,061,475
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (d)	4,000	3,583,120

		24,443,470

Colorado — 4.4%
Colorado Housing & Finance Authority, RB, Disposal, Waste Management Inc. Project, AMT, 5.70%, 7/01/18	5,000	5,226,950
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/20	5,010	4,969,269

		10,196,219

Municipal Bonds	Par (000)	Value

Florida — 4.7%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	$1,250	$1,327,650
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,975	1,984,105
Pine Island Community Development District, RB, 5.30%, 11/01/10 (e)(f)	400	393,380
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	2,270	1,909,501
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	4,305	4,282,571
Westchester Community Development District No. 1, Special Assessment Bonds, Community Infrastructure, 6.00%, 5/01/23	1,290	1,045,158

		10,942,365

Illinois — 15.3%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,293,750
5.00%, 1/01/20	3,000	3,133,740
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/18	5,000	5,155,550
Illinois Finance Authority, RB:
Educational Advancement Fund, University Center Project, 6.00%, 5/01/12 (a)	1,980	2,203,423
MJH Education Assistance IV LLC, Sub-Series A, 5.50%, 6/01/19 (e)(f)	2,750	1,512,500
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,434,385
Elmhurst Memorial Healthcare, 5.50%, 1/01/22	5,000	4,885,450
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC) (g):
5.42%, 6/15/19	1,885	1,986,017
5.48%, 6/15/20	1,985	2,083,793
5.52%, 6/15/21	2,090	2,191,114
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,437,065

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010	1

BlackRock Municipal 2018 Term Trust (BPK)
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/18	$2,000	$2,186,900

		35,503,687

Indiana — 8.9%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,750	3,115,725
Indiana Health Facility Financing Authority, RB, Health System, Sisters of St. Francis, 5.75%, 11/01/11 (a)	10,000	10,867,600
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,563,225
Petersburg Indiana, Refunding RB, Indiana Power & Light, 5.75%, 8/01/21	4,000	4,084,200

		20,630,750

Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,686,350

Kentucky — 1.4%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,184,425

Louisiana — 0.9%
Louisiana Public Facilities Authority, RB, Department of Public Safety Fire Marshal’s Headquarter Project (NPFGC), 5.88%, 6/15/14	2,130	2,144,612

Maryland — 2.3%
County of Frederick Maryland, Special Tax Bonds, Urbana Community Development Authority, Series A, 5.80%, 7/01/20	4,452	4,374,090
Maryland Health & Higher Educational Facilities Authority, Refunding RB, University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,058,090

		5,432,180

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	136,883

Michigan — 2.1%
Michigan State Hospital Finance Authority, Refunding RB, Hospital:
Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,016,410
Sparrow Obligated, 4.50%, 11/15/26	3,500	3,179,610

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	$640	$704,512

		4,900,532

Mississippi — 4.1%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	9,522,720

Multi-State — 9.3%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (d)(h)	14,000	15,078,000
MuniMae TE Bond Subsidiary LLC (d)(h)(i):
5.20%, 1/01/00	6,000	4,259,580
Series D, 5.90%, 1/01/00	4,000	2,217,560

		21,555,140

Nevada — 2.9%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,000	453,490
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,040	933,088
Director of the State of Nevada Department of Business & Industry, RB, Republic Services Inc. Project, AMT, 5.63%, 12/01/26	5,120	5,309,491

		6,696,069

New Hampshire — 6.5%
New Hampshire Business Finance Authority, Refunding RB Public Service Co. of New Hampshire Project, (NPFGC):
Series B, AMT, 4.75%, 5/01/21	6,000	5,903,340
Series C, 5.45%, 5/01/21	7,000	7,170,940
New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 6.00%, 10/01/24	2,025	2,071,838

		15,146,118

New Jersey — 15.9%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	7,000	6,797,980
Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30	4,065	4,046,992
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	6,750	6,765,525
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	8,418,494

2	BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010

BlackRock Municipal 2018 Term Trust (BPK)
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	$2,500	$2,709,900
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,552,425
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,476,975
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,198,000

		36,966,291

New York — 7.1%
City of New York New York, GO, Sub-Series F-1, 5.00%, 9/01/18	7,500	8,193,750
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25	3,460	3,492,282
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	4,500	4,806,765

		16,492,797

North Carolina — 4.9%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	3,918,878
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	3,140	3,117,110
Wake County Industrial Facilities & Pollution Control Financing Authority North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,238,680

		11,274,668

Ohio — 2.5%
American Municipal Power-Ohio Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,372,500
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	438	380,937

		5,753,437

Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, AMT, 7.75%, 6/01/35	2,700	2,701,026

Municipal Bonds	Par (000)	Value

Pennsylvania — 7.0%
Cumberland County Municipal Authority, RB, Diakon Lutheran, 5.75%, 1/01/19	$2,375	$2,432,143
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	2,000	1,720,000
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,070,980
Philadelphia Authority for Industrial Development, RB, Series B (AGM), 5.50%, 10/01/11 (a)	5,000	5,403,050
West Cornwall Township Municipal Authority Pennsylvania, RB, Elizabethtown College Project (a):
5.90%, 12/15/11	2,500	2,715,575
6.00%, 12/15/11	2,650	2,882,988

		16,224,736

Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	2,665	2,747,748

South Carolina — 2.2%
South Carolina Jobs, EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,157,950

Tennessee — 3.3%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.63%, 1/01/19 (c)	12,000	7,613,520

Texas — 16.7%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	2,000	1,978,340
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD) (c):
5.40%, 2/15/18	1,615	1,238,059
5.46%, 2/15/19	1,815	1,320,086
5.51%, 2/15/20	2,625	1,812,694
5.54%, 2/15/21	2,500	1,633,650
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	10,010	9,634,625
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/18	750	778,875
5.75%, 1/01/19	750	773,317
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,639,825

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	$5,000	$5,184,300
5.88%, 11/01/18	5,000	5,167,900
North Texas Tollway Authority, RB, Series C:
5.00%, 1/01/19	2,215	2,315,428
5.25%, 1/01/20	4,000	4,235,480

		38,712,579

U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,033,210

Virginia — 1.2%
Virginia HDA, RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,714,250

Wisconsin — 9.0%
City of Franklin Wisconsin, RB, Waste Management Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,036,307
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,104,860
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health Inc.,
5.38%, 10/01/11 (a)	4,560	4,906,195
Froedtert & Community Health Inc.,
5.00%, 4/01/19	1,265	1,328,579
Froedtert & Community Health Inc.,
5.38%, 10/01/21	440	448,906
Wheaton Franciscan Services,
6.25%, 2/15/12 (a)	10,000	11,076,300

		20,901,147

Total Municipal Bonds – 152.9%		354,516,933

Municipal Bonds Transferred to Tender Option Bond Trust (j)

Illinois — 2.3%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,442,300

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 2.3%		5,442,300

Total Long-Term Investments (Cost – $356,512,671) – 155.2%		359,959,233

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.25% (k)(l)	5,355,503	$5,355,503

Total Short-Term Securities (Cost – $5,355,503) – 2.3%		5,355,503

Total Investments (Cost – $361,868,174*) – 157.5%		365,314,736
Other Assets Less Liabilities – 1.8%		4,181,820
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.6)%		(3,753,971)
Preferred Shares, at Redemption Value – (57.7)%		(133,860,495)

Net Assets Applicable to Common Shares– 100.0%		$231,882,090

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$358,125,435

Gross unrealized appreciation	$12,870,054
Gross unrealized depreciation	(9,430,753)

Net unrealized appreciation	$3,439,301

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

4	BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(1,212,310)	$2,931

(l)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$359,959,233	—	$359,959,233
Short-Term Securities	$5,355,503	—	—	5,355,503

Total	$5,355,503	$359,959,233	—	$365,314,736

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 27, 2010